CONCENTRATION OF RISK - TOTAL REVENUE & TOTAL ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
CONCENTRATION OF RISK
Total revenues	¥ 852,568		$ 131,037	¥ 1,054,235	¥ 1,353,627
Accounts receivable	¥ 161,043			¥ 190,587		$ 24,752
Minimum period for which the PRC government has been pursuing economic reform policies	20 years		20 years
Percentage of depreciation of the RMB against US$	5.80%		5.80%	6.80%	6.10%
Revenues | Customer risk | Customer A
CONCENTRATION OF RISK
Total revenues	¥ 317,075		$ 47,088	¥ 346,826	¥ 269,925
Revenues | Customer risk | Customer B
CONCENTRATION OF RISK
Total revenues	118,970		$ 18,285	94,974	¥ 113,929
Accounts receivables | Customer risk | Customer A
CONCENTRATION OF RISK
Accounts receivable	73,422			67,840		11,288
Accounts receivables | Customer risk | Customer B
CONCENTRATION OF RISK
Accounts receivable		[1]		22,618			[1]
Accounts receivables | Customer risk | Customer C
CONCENTRATION OF RISK
Accounts receivable	¥ 17,625					$ 2,709

[1]	not greater than 10%